S000031373 [Member] Expense Example - S000031373 [Member]	May 31, 2026 USD ($)
C000097579 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 61
Expense Example, with Redemption, 3 Years	235
Expense Example, with Redemption, 5 Years	425
Expense Example, with Redemption, 10 Years	971
C000149223 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	197
Expense Example, with Redemption, 5 Years	359
Expense Example, with Redemption, 10 Years	828
C000255610 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	235
Expense Example, with Redemption, 5 Years	425
Expense Example, with Redemption, 10 Years	971
C000097571 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	657
Expense Example, with Redemption, 3 Years	871
Expense Example, with Redemption, 5 Years	1,103
Expense Example, with Redemption, 10 Years	1,767
C000097573 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	263
Expense Example, with Redemption, 3 Years	547
Expense Example, with Redemption, 5 Years	956
Expense Example, with Redemption, 10 Years	1,902
C000097575 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	392
Expense Example, with Redemption, 5 Years	694
Expense Example, with Redemption, 10 Years	1,550
C000097577 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	213
Expense Example, with Redemption, 5 Years	386
Expense Example, with Redemption, 10 Years	$ 888